Supplemental Information - Summary of Consolidated Statements of Operations (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Supplemental Information Of Statements Of Operations [Line Items]
Total income (loss) from discontinued operations	$ (166)	$ 123	$ (17)	$ 147
Research and development expense	4,339	3,942	8,508	8,317
Administration expenses	$ 4,776	$ 4,505	8,335	9,205
Share-based payments expense			$ 530	$ 1,156